Note 11 - Lease Commitments	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Leases of Lessee Disclosure [Text Block]
Note
11.
Lease Commitments

Avalon leases golf carts, machinery and equipment, furniture and fixtures, and copiers under operating leases. Under capital leases, Avalon leases a vehicle, equipment and land and land improvements. Future commitments under long-term, operating leases and capital leases at
December
31,
2016
are as follows (in thousands):

	Capital	Operating	Total
2017	$141	$466	$607
2018	81	395	476
2019	80	305	385
2020	80	140	220
2021	72	93	165
Thereafter	465	-	465
Total minimum lease payments	919	$1,399	$2,318
Less: amounts representing interest	355
Present value of minimum lease payments	564
Less: current portion of obligations under capital leases	112
Long-term portion of obligations under capital leases	$452

Rental expense included in the Consolidated Statements of Operations amounted to approximately
$0.6
million in
2016
and
$0.5
million in
2015.